UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON D.C. 20549
                             FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005
Check here if Amendment[ ]
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stack Financial Management, Inc.
Address:  2472 Birch Glen, Suite A
          Whitefish, MT 59937

13F File Number:  28-11071

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:	James B. Stack
Title:	President
Phone:	406-862-8000



Signature, Place, and Date of Signing:
James B. Stack, Whitefish, Montana, April 25, 2005

Report Type (Check only one.):
     [X]  13F HOLDINGS REPORT.
     [ ]  13F NOTICE.
     [ ]  13F COMBINATION REPORT.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  46

Form 13F Information Table Value Total:  $132,130

                                                    FORM 13F INFORMATION TABLE

                                                               VALUE  SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP    (x$1000) PRN AMT PRN CALL DSCRETN  MANAGERS    SOLE   SHARED   NONE
----------------------------   ----------------   ---------  -------- ------- --- ---- -------  --------   ------  ------  ------
ABBOTT LABS                    COM                002824100      2358   50580 SH       SOLE                 42240            8340
AFLAC INC                      COM                001055102      3028   81272 SH       SOLE                 60307           20965
ALLTEL CORP                    COM                020039103      2247   40970 SH       SOLE                 34410            6560
APACHE CORP                    COM                037411105      4184   68340 SH       SOLE                 50320           18020
APPLEBEES INTL INC             COM                037899101      3450  125186 SH       SOLE                 91989           33197
AUTOMATIC DATA PROCESSING IN   COM                053015103      3357   74687 SH       SOLE                 55582           19105
BANK OF AMERICA CORPORATION    COM                060505104       221    5000 SH       SOLE                  5000
BCE INC                        COM                05534B109      2358   94345 SH       SOLE                 79275           15070
BIOMET INC                     COM                090613100      3034   83585 SH       SOLE                 61680           21905
BP PLC                         SPONSORED ADR      055622104       250    4000 SH       SOLE                  4000
BRISTOL MYERS SQUIBB CO        COM                110122108      2172   85325 SH       SOLE                 72450           12875
BURLINGTON RES INC             COM                122014103      2962   59155 SH       SOLE                 48765           10390
CHOICEPOINT INC                COM                170388102      3254   81135 SH       SOLE                 61070           20065
CONAGRA FOODS INC              COM                205887102      2152   79631 SH       SOLE                 66571           13060
CONOCOPHILLIPS                 COM                20825C104      3073   28491 SH       SOLE                 23566            4925
DENTSPLY INTL INC NEW          COM                249030107      3144   57781 SH       SOLE                 41351           16430
DEVON ENERGY CORP NEW          COM                25179M103      4799  100500 SH       SOLE                 74800           25700
DIAGEO P L C                   SPON ADR NEW       25243Q205      2278   40035 SH       SOLE                 34270            5765
DIEBOLD INC                    COM                253651103      3377   61560 SH       SOLE                 45860           15700
ENCANA CORP                    COM                292505104      5002   71038 SH       SOLE                 51359           19679
EQUITABLE RES INC              COM                294549100      6100  106202 SH       SOLE                 82332           23870
EXELON CORP                    COM                30161N101       275    6000 SH       SOLE                  6000
GALLAGHER ARTHUR J & CO        COM                363576109      2003   69555 SH       SOLE                 58455           11100
ISHARES TR                     RUSL 2000 VALU     464287630      7338   39827 SH       SOLE                 29233           10594
ISHARES TR                     RUSSELL MCP VL     464287473       551    4880 SH       SOLE                  4570             310
JOHNSON & JOHNSON              COM                478160104       292    4346 SH       SOLE                  4346
KINDER MORGAN INC KANS         COM                49455P101      2632   34770 SH       SOLE                 28770            6000
LABORATORY CORP AMER HLDGS     COM NEW            50540R409      3541   73465 SH       SOLE                 54190           19275
LIMITED BRANDS INC             COM                532716107      2453  100930 SH       SOLE                 84000           16930
LIZ CLAIBORNE INC              COM                539320101      3366   83886 SH       SOLE                 61931           21955
LOCKHEED MARTIN CORP           COM                539830109       220    3600 SH       SOLE                  3600
MENTOR CORP MINN               COM                587188103      2430   75710 SH       SOLE                 63105           12605
ISHARES INC                    MSCI JAPAN         464286848       671   63995 SH       SOLE                 56385            7610
MYLAN LABS INC                 COM                628530107      2776  156655 SH       SOLE                117155           39500
NEWMONT MINING CORP            COM                651639106      7521  178005 SH       SOLE                139077           38928
PEPSICO INC                    COM                713448108      3526   66490 SH       SOLE                 49885           16605
PFIZER INC                     COM                717081103      3854  146719 SH       SOLE                116964           29755
POSCO                          SPONSORED ADR      693483109      2447   49565 SH       SOLE                 41255            8310
RENAL CARE GROUP INC           COM                759930100      4016  105851 SH       SOLE                 78410           27441
ROYAL DUTCH PETE CO            NY REG EUR .56     780257804       240    4000 SH       SOLE                  4000
STANLEY WKS                    COM                854616109      2356   52040 SH       SOLE                 43015            9025
STATE STR CORP                 COM                857477103      3033   69377 SH       SOLE                 52322           17055
TELEFLEX INC                   COM                879369106      5656  110507 SH       SOLE                 86522           23985
SOUTHERN CO                    COM                842587107      2162   67911 SH       SOLE                 56931           10980
WALGREEN CO                    COM                931422109      3824   86090 SH       SOLE                 63600           22490
WASTE MGMT INC DEL             COM                94106L109      2147   74420 SH       SOLE                 62775           11645